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               [Letterhead of PaineWebber Life Insurance Company]





                               September 3, 1997

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  PaineWebber Life Variable Annuity Account
     File No. 811-7536, CIK 898067
     Rule 30b2-1 Filing
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Commissioners:

     As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for its underlying management investment company, PaineWebber Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

     Pursuant to Rule 30d-1 under the Act, on August 28, 1997, PaineWebber Series Trust filed its semi-annual report with the Commission via EDGAR
(CIK: 806591). To the extent necessary, that filing is incorporated herein by reference.

                                        Sincerely,

                                        /s/ Richard J. Tucker
                                        ---------------------
                                        Richard J. Tucker

cc: Kimberly J. Smith